CONVERTIBLE PREFERRED STOCK AND EQUITY - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 04, 2021 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares
Equity, Class of Treasury Stock [Line Items]
Shares, authorized (in shares)	1,100,000,000
Common stock, authorized (in shares)	1,000,000,000	1,000,000,000		1,000,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Redeemable convertible preferred stock, authorized (in shares)	100,000,000			63,877,518
Redeemable convertible preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.00001
Temporary equity, shares, conversion of convertible securities (in shares)	71,100,000	63,756,000
Stock issued during period, conversion of convertible securities (in shares)	6,900,000
Recapitalization exchange ratio	0.8971
Number of securities called by warrants or rights (in shares)			64,591
Warrant liability | $		$ 9,787		$ 0
Public Warrants, TSIA IPO
Equity, Class of Treasury Stock [Line Items]
Class of warrant or right, conversion of securities (in shares)	10,000,000
Public Warrants, Post Combination Company
Equity, Class of Treasury Stock [Line Items]
Number of securities called by warrants or rights (in shares)	10,000,000
Class of warrant or right, outstanding (in shares)	10,000,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares	$ 11.50
Legacy Latch
Equity, Class of Treasury Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)				71,204,000
Warrant liability | $				$ 600
Series A | Legacy Latch
Equity, Class of Treasury Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)				15,231,000
Series A-1 | Legacy Latch
Equity, Class of Treasury Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)				8,464,000
Series B | Legacy Latch
Equity, Class of Treasury Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)				15,983,000
Series B-1 | Legacy Latch
Equity, Class of Treasury Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)				18,112,000
Series B-2 | Legacy Latch
Equity, Class of Treasury Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)				2,690,000
Common Stock
Equity, Class of Treasury Stock [Line Items]
Stock issued during period, conversion of convertible securities (in shares)	63,800,000